UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Dryden Global Total Return Fund, Inc.

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Global Total Return Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Total Return Fund, Inc. (the Fund) is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.42%	–2.45%	26.95%	54.63%	—
Class B	0.03	–3.16	22.57	45.23	—
Class C	0.18	–2.96	23.74	46.61	—
Class Z	0.54	–2.11	28.59	N/A	47.19% (3/17/97)
Citigroup WGBI–Unhedged[2]	2.75	–0.36	50.42	69.70	**
Lipper Global Income Funds Avg.[3]	1.26	0.44	39.01	73.12	***

Average Annual Total Returns[4] as of 6/30/06
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–6.84%	3.93%	3.98%	—
Class B		–7.89	3.99	3.80	—
Class C		–3.91	4.35	3.90	—
Class Z		–2.11	5.16	N/A	4.25% (3/17/97)
Citigroup WGBI–Unhedged[2]		–0.36	8.51	5.43	**
Lipper Global Income Funds Avg.[3]		0.44	6.70	5.54	***

Distributions and Yields as of 6/30/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.11	2.83%
Class B	$0.08	2.26
Class C	$0.09	2.51
Class Z	$0.11	3.19

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1 Inception date returns are provided for any share class with less than ten calendar years of returns.

2The Citigroup World Government Bond Index (WGBI)–Unhedged (formerly known as the Salomon Smith Barney World Government Bond Index–Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 21 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Citigroup WGBI–Unhedged Closest Month-End to Inception cumulative total return is 68.32% for Class Z. Citigroup WGBI–Unhedged Closest Month-End to Inception average annual total return is 5.79% for Class Z.

3The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return is 61.83% for Class Z. Lipper Average Closest Month-End to Inception average annual total return is 5.27% for Class Z.

4The Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange from inception to January 15, 1996. The performance numbers that cover this period under the columns “Ten Years” and “Since Inception” do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund’s inception, past performance returns would have been lower. The performance numbers for the one-year and five-year periods do reflect these higher operating expenses.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns, distributions, and yields in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 6/30/06
Japanese Government Bonds, 1.30%, 03/20/14	5.8%
Federal National Mortgage Assn., 6.00%, TBA	5.4
Japanese Government Bonds, 0.60%, 09/20/10	5.3
French Government Bonds, 5.75%, 10/25/32	4.4
French Government Bonds, 8.50%, 04/25/23	3.9

Issues are subject to change.

Dryden Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

4	Visit our website at www.jennisondryden.com

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Total Return Fund, Inc.		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,004.20	1.36%	$6.76
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class B	Actual	$1,000.00	$1,000.30	2.11%	$10.46
	Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54

Class C	Actual	$1,000.00	$1,001.80	1.86%	$9.23
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class Z	Actual	$1,000.00	$1,005.40	1.11%	$5.52
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

Dryden Global Total Return Fund, Inc.	5

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.4%

Argentina 0.8%
ARS 3,505	Republic of Argentina, 5.83%, 12/31/33	$1,229,351

Australia 1.2%
AUD 1,175	Australia Government Bond, 6.25%, 4/15/15	901,284
1,240	GE Capital Australia Funding, M.T.N., 6.00%, 4/15/15	890,288

		1,791,572

Brazil 0.5%
BRL 1,600	Republic of Brazil, 12.50%, 1/5/16	723,948

Canada 1.6%
CAD 930	Canadian Government Bonds, 4.00%, 9/1/10	818,238
685	5.00%, 6/1/14	631,105
840	5.75%, 6/1/33	883,418

		2,332,761

Colombia 0.3%
COP1,100,000	Colombia Government International Bond, 12.00%, 10/22/15	466,430

Eurobonds 27.3%
EUR 2,700	Austria Government Bond, 4.30%, 7/15/14	3,518,306
910	Bank of America Corp., 3.625%, 3/3/08	1,162,817
985	Citigroup, Inc., 4.625%, 11/14/07	1,276,122
2,450	Deutsche Bundesrepublik, 4.00%, 1/4/37	2,969,845
1,085	French Government Bonds, 4.00%, 4/25/14	1,387,512
2,965	8.50%, 4/25/23	5,713,553

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

EUR 535	5.50%, 4/25/29	$798,940
4,095	5.75%, 10/25/32	6,378,460
1,910	German Government Bonds, 2.50%, 10/8/10	2,318,208
430	4.25%, 7/4/14	559,229
1,030	3.75%, 1/4/15	1,291,010
220	4.75%, 7/4/34	300,354
390	ING Verzekeringen NV, 6.375%, 5/7/27	560,562
2,740	Italian Government Bonds, 5.50%, 11/1/10	3,725,886
865	6.00%, 5/1/31	1,323,345
300	Mexican Government International Bond, 5.50%, 2/17/20	379,264
3,905	Spanish Government Bonds, 5.35%, 10/31/11	5,340,634
560	5.75%, 7/30/32	869,497

		39,873,544

Hungary 2.2%
HUF 730,770	Hungary Government Bond, 8.00%, 2/12/15	3,283,615

Japan 25.9%
JPY 504,400	Japanese Government Bonds, 0.30%, 12/20/07	4,382,687
187,800	0.60%, 3/20/09	1,624,444
80,850	1.80%, 3/22/10	722,488
906,750	0.60%, 9/20/10	7,706,202
126,950	0.80%, 9/20/10	1,087,522
463,050	1.60%, 3/21/11	4,088,083
293,950	1.10%, 9/20/12	2,491,761
1,012,300	1.30%, 3/20/14	8,552,298
172,650	1.50%, 9/20/15	1,461,477
261,600	1.50%, 3/20/19	2,146,053
186,000	1.90%, 12/20/23	1,548,019
238,300	2.10%, 9/20/24	2,036,012

		37,847,046

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Mexico 1.8%
MXN 2,000	Mexican Government Bonds, 9.00%, 12/20/12	$178,164
26,053	10.00%, 12/5/24	2,400,792

		2,578,956

Norway 0.2%
NOK 1,415	Norwegian Government & Sovereign Bond, 5.00%, 5/15/15	238,001

Poland 2.6%
PLZ 11,865	Poland Government Bond, 6.25%, 10/24/15	3,878,718

South Africa 1.4%
ZAR 5,920	South Africa Government Bonds, 13.00%, 8/31/10	951,064
5,700	13.50%, 9/15/15	1,034,991

		1,986,055

Sweden 2.4%
SEK 21,450	Sweden Government Bond, 6.75%, 5/5/14	3,529,820

United Kingdom 4.1%
GBP 410	International Nederland Bank NV, 7.00%, 10/5/10	803,474
130	Royal & Sun Alliance, 8.50%, 12/31/49	272,299
95	United Kingdom Treasury Bonds, 5.00%, 3/7/12	177,748
2,545	5.00%, 9/7/14	4,789,553

		6,043,074

United States 27.1%

Corporate Bonds 8.9%
USD 225	Abbott Laboratories, 5.875%, 5/15/16	223,072

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

USD 100	Aetna, Inc., 6.625%, 6/15/36	$98,915
150	Allergen Inc., 144A, 5.75%, 4/1/16	145,748
200	Boston Scientific, 6.40%, 6/15/16	194,832
170	Cisco Systems, Inc., 5.50%, 2/22/16	163,239
120	Citizens Communications, 9.00%, 8/15/31	121,500
650	Computer Associates, Inc., Sr. Notes, 6.50%, 4/15/08	649,372
500	Computer Associates, Inc., Sr. Notes, 144A, 5.25%, 12/1/09	476,458
300	CVS Corp., 4.00%, 9/15/09	283,891
450	Dex Media East, LLC, 9.875%, 11/15/09	475,875
170	Dominion Resources Inc., 5.687%, 5/15/08	169,472
440	Duke Energy Field Services LLC, 7.875%, 8/16/10	470,282
160	Edison Mission Energy Corp., 144A, 7.75%, 6/15/16	157,200
200	Erac Usa Finance Company, 144A, 6.20%, 11/1/16	196,987
487	Fideicomiso Petacalco, 144A, 10.16%, 12/23/09	510,825
240	First Data Corp., Notes, 4.85%, 10/1/14	223,133
200	Goldman Sachs Group Inc., 5.35%, 1/15/16	188,880
75	6.45%, 5/1/36	71,852
500	HCA Inc., 7.69%, 6/15/25	472,495
75	Hertz Corp., 144A, 8.875%, 1/1/14	76,875
150	HJ Heinz Co., 144A, 6.428%, 12/1/08	152,399
315	Home Depot Inc., 5.40%, 3/1/16	301,953

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

USD 90	Honeywell International Inc., 5.70%, 3/15/36	$84,148
550	Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	572,000
370	IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	411,625
150	Intelsat Bermuda Ltd., 144A, 9.25%, 6/15/16	154,875
4	Jefferson Smurfit Corp., 8.25%, 10/1/12	3,750
5	Kinder Morgan Finance Co., 6.40%, 1/5/36	4,090
80	Lincoln National Corp., 6.15%, 4/7/36	76,023
292	Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	300,030
250	MGM Mirage Inc., 144A, 6.875%, 4/1/16	233,438
155	Motorola, Inc., Debs., 6.50%, 9/1/25	155,000
120	MUFG Capital Finance 1 LTD., 6.346%, 7/29/49	115,751
260	Norampac Inc., 6.75%, 6/1/13	234,000
190	Noranda Inc., 6.20%, 6/15/35	168,071
750	Oneok Inc., 5.51%, 2/16/08	745,141
475	Oregon Steel Mills, Inc., Gtd. Notes, 10.00%, 7/15/09	498,750
190	Pexmex Project Funding Master Trust, 9.25%, 3/30/18	220,400
290	Rainbow National Services LLC, 144A, 10.375%, 9/1/14	321,175
290	Residential Capital Corp., 6.375%, 6/30/10	286,053
150	6.375%, 5/17/13	275,607
200	Reynolds American Inc., 144A, 7.625%, 6/1/16	195,500
400	Royal Caribbean Cruises Ltd., Sr. Notes, 6.875%, 12/1/13	391,953

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

USD 225	Sensata Technologies, 144A, 8.00%, 5/1/14	$217,125
80	Southern California Edison Co., 5.625%, 2/1/36	72,114
100	Southern Copper Corp., 7.50%, 7/27/35	95,473
230	Telefonica Europe BV, Gtd. Notes, 7.045%, 6/20/36	229,875
550	TRAINS HY-2006-1, 144A, Zero, 5/1/16	539,000
90	Tyson Foods Inc., 6.60%, 4/1/16	87,972
100	Viacom Inc., 144A, 6.25%, 4/30/16	97,075
150	Windstream Corp., 144A, 8.625%, 8/1/16	153,375
210	Xerox Corp., 6.40%, 3/15/16	198,188
130	XTO Energy Inc., 5.00%, 1/31/15	118,856

		13,081,688

Collateralized Mortgage Obligations 1.3%
1,000	Banc of America Commercial Mortgage Inc., Series 2005-06, Class A4, 5.354%, 9/10/47	955,531
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.345%, 12/15/44	956,728

		1,912,259

Emerging Market Bonds 0.7%
260	Empresa Nacional de Electricidad SA (Chile), 8.35%, 8/1/13	279,905
430	Kazkommerts Intl. BV, 144A, 7.875%, 4/7/14	422,475
400	United Overseas Bank Ltd., Bonds, 144A, 5.375%, 9/3/19	374,001

		1,076,381

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Mortgage Backed Securities 11.0%
USD 4,255	Federal National Mortgage Assn., 4.50%, 2/15/11	$4,091,288
950	5.125%, 4/15/11	935,680
3,200	5.375%, 7/15/16	3,157,004
8,000	Federal National Mortgage Assn., 6.00%, TBA	7,872,495

		16,056,467

Sovereign Bonds 1.1%
1,045	Federal Republic of Brazil, 9.25%, 10/22/10	1,152,112
210	Federal Republic of Russia, 144A, 10.00%, 6/26/07	217,613
385	Republic of Argentina, 3.00%, 4/30/13	274,505

		1,644,230

Structured Notes 0.2%
250	Dow Jones CDX HY, Series 5-T3, 144A, 8.25%, 12/29/10	248,594

United States Government Obligations 3.9%
55	United States Treasury Bonds,(b) 5.125%, 5/15/16	54,936
505	Zero, 2/15/19	260,055
535	8.00%, 11/15/21	684,215
880	6.00%, 2/15/26	953,219
2,420	United States Treasury Inflation Index,(b) 3.875%, 1/15/09	2,506,352
800	United States Treasury Notes,(b) 4.875%, 5/31/11	791,875
311	8.125%, 5/15/21	399,999

		5,650,651

	Total United States investments	39,670,270

	Total long-term investments (cost USD $145,187,752)	145,473,161

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	13

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 5.2%

Affiliated Money Market Mutual Fund 5.2%
7,617,784	Dryden Core Investment Fund-Taxable Money Market Fund Series(a) (cost $7,617,784; Note 3)	$7,617,784

Contracts

OUTSTANDING OPTIONS PURCHASED

Call Options
29	90 Day Euro, expiring 9/18/06 @ $95.25 (cost $33,984)	181

	Total Investments Before Outstanding Options Written 104.6% (cost $152,839,520)	153,091,126

OUTSTANDING OPTIONS WRITTEN

Call Options
(29)	90 Day Euro, expiring 9/18/06 @ $95.75 (premium received $15,353)	(181)

	Total Investments, Net of Outstanding Call Options Written 104.6% (cost $152,824,167; Note 5)	153,090,945
	Other liabilities in excess of other assets(c) (4.6%)	(6,718,718)

	Net Assets 100.0%	$146,372,227

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP— Colombian Peso

EUR—Euro

GBP—Pound Sterling

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Nuevo Peso

NOK—Norwegian Krone

PLZ—Polish Zloty

SEK—Swedish Krone

See Notes to Financial Statements.

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USD—United States Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series.
(b)	Pledged as initial margin on financial futures contracts.
(c)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forwards and interest rate swaps agreements of:

Open futures contracts outstanding as of June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
38	90 Day Euro Dollar	Sep. 06	$8,969,900	$8,984,448	$(14,548)
24	Long Gilt	Sep. 06	4,833,108	4,885,661	(52,553)
95	Euro-BOBL	Sep. 06	13,257,933	13,332,455	(74,522)
30	Euro-Yen	Mar. 07	6,496,636	6,492,345	4,291

	Short Positions:
134	Euro-Schatz	Sep. 06	17,823,133	17,857,644	34,511
31	5-Yr. U.S. T-Notes	Sep. 06	3,205,593	3,226,822	21,229
4	Euro-Bond	Sep. 06	590,000	597,793	7,793
71	2-Yr. U.S. T-Notes	Sep. 06	14,397,469	14,428,402	30,933
143	10-Yr. U.S. T-Notes	Sep. 06	14,994,891	15,062,622	67,731
6	10-Yr. U.S. Long Bond	Sep. 06	639,937	645,555	5,618

					$30,483

Forward foreign currency exchange contracts outstanding as of June 30, 2006:

Purchase Contracts	Notional Amount		Value at Settlement Date payable	Value at June 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollar,
Expiring 07/19/06		AUD503,800	$368,538	$374,269	$5,731	$—
Brazilian Real,
Expiring 01/08/07		BRL5,400,000	2,250,000	2,403,311	153,311	—
Expiring 09/21/07	BRL	2,635,000	1,000,000	1,172,727	172,727	—
Canadian Dollars,
Expiring 07/13/06	CAD	221,980	200,000	198,935	—	(1,065)
Expiring 07/13/06	CAD	990,761	895,668	887,906	—	(7,762)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	15

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Purchase Contracts	Notional Amount		Value at Settlement Date payable	Value at June 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Chinese Yuan Renminbi,
Expiring 07/24/06		CNY15,782,097	$1,982,053	$1,979,620	$—	$(2,433)
Expiring 07/24/06	CNY	9,726,982	1,236,900	1,220,100	—	(16,800)
Czech Koruna,
Expiring 07/26/06	CZK	18,953,748	838,142	852,556	14,414	—
Danish Krone,
Expiring 07/24/06	DKK	6,592,348	1,113,196	1,132,342	19,146	—
Euros,
Expiring 07/07/06	EUR	633,300	795,726	810,444	14,718	—
Expiring 07/07/06	EUR	295,400	372,135	378,028	5,893	—
Expiring 07/10/06	EUR	146,400	185,287	187,392	2,105	—
Expiring 07/10/06	EUR	264,700	333,895	338,816	4,921	—
Expiring 07/24/06	EUR	220,300	279,569	282,278	2,709	—
Expiring 07/24/06	EUR	587,400	745,435	752,655	7,220	—
Expiring 07/24/06	EUR	292,700	370,809	375,046	4,237	—
Expiring 07/25/06	EUR	11,986,294	15,185,197	15,359,573	174,376	—
Expiring 07/25/06	EUR	296,539	375,000	379,993	4,993	—
Expiring 07/25/06	EUR	631,700	808,623	809,478	855	—
Expiring 07/25/06	EUR	91,623	117,270	117,408	138	—
Hungarian Forint,
Expiring 07/24/06	HUF	81,513,465	367,548	368,091	543	—
Expiring 07/24/06	HUF	29,098,273	131,300	131,399	99	—
Icelandic Kronas,
Expiring 07/10/06	ISK	11,284,738	153,348	148,233	—	(5,115)
Expiring 07/10/06	ISK	27,585,409	375,108	362,354	—	(12,754)
Indonesian Rupiah,
Expiring 01/29/07	IDR	3,960,000,000	400,000	427,507	27,507	—
Expiring 01/31/07	IDR	4,812,500,000	500,000	519,540	19,540	—
Japanese Yen,
Expiring 07/25/06	JPY	368,041,466	3,216,387	3,228,587	12,200	—
Expiring 07/25/06	JPY	42,469,648	370,477	372,558	2,081	—
Expiring 07/25/06	JPY	43,186,500	375,000	378,847	3,847	—
Expiring 07/25/06	JPY	42,717,750	375,000	374,735	—	(265)
Expiring 07/25/06	JPY	50,136,819	439,411	439,818	407	—
Mexican Nuevo Peso,
Expiring 07/13/06	MXN	4,280,813	375,000	377,178	2,178	—
Malaysian Ringgit,
Expiring 07/12/06	MYR	1,405,894	386,500	382,894	—	(3,606)
Expiring 07/12/06	MYR	1,390,862	382,000	378,800	—	(3,200)
Expiring 07/12/06	MYR	1,365,267	378,400	371,829	—	(6,571)

See Notes to Financial Statements.

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Purchase Contracts	Notional Amount		Value at Settlement Date payable	Value at June 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
New Taiwan Dollars,
Expiring 07/07/06	TWD	12,738,800	$400,000	$393,809	$—	$(6,191)
Expiring 07/20/06	TWD	12,111,000	375,000	375,042	42	—
Expiring 07/26/06	TWD	12,134,130	384,600	376,055	—	(8,545)
Expiring 08/07/06	TWD	12,738,800	396,600	395,354	—	(1,246)
New Turkish Lira,
Expiring 09/08/06	TRY	4,371,012	3,167,400	2,675,713	—	(491,687)
Expiring 09/08/06	TRY	523,567	384,100	320,501	—	(63,599)
Expiring 09/08/06	TRY	570,627	389,400	349,309	—	(40,091)
Expiring 09/08/06	TRY	540,231	338,300	330,702	—	(7,598)
Expiring 09/08/06	TRY	609,844	381,200	373,316	—	(7,884)
New Zealand Dollar,
Expiring 07/19/06	NZD	1,505,325	913,973	916,137	2,164	—
Norwegian Krone,
Expiring 07/24/06	NOK	2,657,035	423,695	427,613	3,918	—
Polish New Zloty,
Expiring 07/24/06	PLN	325,198	102,100	102,433	333	—
Pound Sterling,
Expiring 07/05/06	GBP	124,141	229,363	229,590	227	—
Expiring 07/25/06	GBP	201,051	371,000	371,999	999	—
Expiring 07/25/06	GBP	1,556,570	2,870,315	2,880,075	9,760	—
Expiring 07/25/06	GBP	303,500	561,557	561,557	—	—
Expiring 07/25/06	GBP	47,289	87,500	87,498	—	(2)
Russian Rouble,
Expiring 01/29/07	RUB	11,228,000	400,000	418,808	18,808	—
Expiring 01/29/07	RUB	11,280,000	400,000	420,748	20,748	—
Singapore Dollar,
Expiring 07/19/06	SG	D 3,810,254	2,399,027	2,409,459	10,432	—
Slovakian Koruna,
Expiring 07/07/06	SKK	49,615,555	1,682,910	1,651,116	—	(31,794)
Expiring 07/07/06	SKK	11,265,507	373,758	374,896	1,138	—
Expiring 08/07/06	SKK	1,118,857	37,224	37,269	45	—
South African Rand,
Expiring 07/03/06	ZA	R3,772,215	516,742	525,998	9,256	—
Expiring 07/26/06	ZA	R2,666,513	366,400	371,208	4,808	—
Swiss Francs,
Expiring 07/24/06	CHF	349,551	282,580	286,733	4,153	—
Expiring 07/24/06	CHF	451,123	369,700	370,051	351	—
Thailand Baht,
Expiring 07/27/06	THB	30,719,762	797,502	805,395	7,893	—

			$57,080,868	$57,113,631	$750,971	$(718,208)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	17

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Sales Contracts	Notional Amount		Value at Settlement Date payable	Value at June 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollar,
Expiring 07/19/06	AUD	2,306,716	$1,706,186	$1,713,642	$—	$(7,456)
Brazilian Real,
Expiring 09/21/07	BRL	1,944,000	800,000	865,193	—	(65,193)
Canadian Dollar,
Expiring 07/13/06	CAD	291,972	262,600	261,661	939	—
Chinese Yuan Renminbi,
Expiring 07/24/06	CNY	6,048,303	756,700	758,666	—	(1,966)
Expiring 07/24/06	CNY	1,979,288	248,000	248,271	—	(271)
Colombian Peso,
Expiring 07/12/06	COP	1,211,040,000	480,000	470,171	9,829	—
Czech Koruna,
Expiring 07/26/06	CZK	2,274,232	102,100	102,297	—	(197)
Euros,
Expiring 07/05/06	EUR	91,623	117,113	117,234	—	(121)
Expiring 07/07/06	EUR	631,700	807,628	808,397	—	(769)
Expiring 07/07/06	EUR	297,000	373,758	380,076	—	(6,318)
Expiring 07/10/06	EUR	119,600	153,348	153,088	260	—
Expiring 07/24/06	EUR	291,000	367,548	372,868	—	(5,320)
Expiring 07/25/06	EUR	295,300	371,783	378,406	—	(6,623)
Expiring 07/25/06	EUR	294,320	368,300	377,150	—	(8,850)
Expiring 07/25/06	EUR	298,151	374,400	382,059	—	(7,659)
Hungarian Forint,
Expiring 07/24/06	HUF	613,029,339	2,782,766	2,768,261	14,505	—
Expiring 07/24/06	HUF	163,778,868	745,435	739,578	5,857	—
Expiring 07/24/06	HUF	83,030,209	370,809	374,940	—	(4,131)
Icelandic Krona,
Expiring 07/10/06	ISK	25,234,116	333,895	331,468	2,427	—
Expiring 07/10/06	ISK	14,188,063	185,287	186,370	—	(1,083)
Japanese Yen,
Expiring 07/05/06	JPY	50,136,819	438,152	438,448	—	(296)
Expiring 07/25/06	JPY	42,427,560	371,000	372,189	—	(1,189)
Expiring 07/25/06	JPY	28,977,250	250,000	254,198	—	(4,198)
Expiring 07/25/06	JPY	18,673,056	161,300	163,806	—	(2,506)
Expiring 07/25/06	JPY	63,676,910	561,557	558,596	2,961	—
Expiring 07/25/06	JPY	43,236,786	379,300	379,288	12	—
Mexican Nuevo Peso,
Expiring 07/13/06	MXN	17,065,056	1,496,803	1,503,584	—	(6,781)

See Notes to Financial Statements.

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Sales Contracts	Notional Amount		Value at Settlement Date payable	Value at June 30, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Malaysian Ringgit,
Expiring 07/12/06	MYR	1,404,976	$385,400	$382,644	$2,756	$—
Expiring 07/12/06	MYR	2,757,047	747,370	750,880	—	(3,510)
New Taiwan Dollars,
Expiring 07/07/06	TWD	12,738,800	394,512	393,809	703	—
Expiring 07/26/06	TWD	12,310,235	382,900	381,512	1,388	—
New Turkish Lira,
Expiring 07/27/06	TRY	1,343,360	800,000	838,470	—	(38,470)
Expiring 09/08/06	TRY	549,402	390,700	336,317	54,383	—
Expiring 09/08/06	TRY	1,184,914	783,000	725,345	57,655	—
Expiring 09/08/06	TRY	1,242,986	762,400	760,894	1,506	—
New Zealand Dollars,
Expiring 07/19/06	NZD	941,492	586,399	572,990	13,409	—
Expiring 07/19/06	NZD	609,951	368,538	371,214	—	(2,676)
Norwegian Krones,
Expiring 07/24/06	NOK	453,041	72,900	72,911	—	(11)
Expiring 07/24/06	NOK	1,742,514	279,570	280,434	—	(864)
Polish Zloty,
Expiring 07/24/06	PLN	10,093,177	3,123,179	3,179,209	—	(56,030)
Pound Sterling,
Expiring 07/25/06	GBP	202,300	370,477	374,309	—	(3,832)
Expiring 07/25/06	GBP	124,141	229,456	229,694	—	(238)
Singapore Dollars,
Expiring 07/19/06	SGD	207,518	131,300	131,227	73	—
Expiring 07/19/06	SGD	1,767,486	1,104,900	1,117,691	—	(12,791)
Slovakian Koruna,
Expiring 07/07/06	SKK	24,315,955	824,773	809,191	15,582	—
Expiring 07/07/06	SKK	24,146,462	795,726	803,551	—	(7,825)
Expiring 07/07/06	SKK	11,299,789	372,135	376,037	—	(3,902)
Expiring 07/07/06	SKK	1,118,857	37,196	37,233	—	(37)
South African Rand,
Expiring 07/26/06	ZAR	3,772,215	515,943	525,133	—	(9,190)
Expiring 07/26/06	ZAR	11,503,576	1,572,622	1,601,423	—	(28,801)
Swedish Kronas,
Expiring 07/24/06	SEK	2,719,764	371,000	378,743	—	(7,743)
Expiring 07/24/06	SEK	8,519,728	1,165,330	1,186,423	—	(21,093)
Swiss Franc,
Expiring 07/26/06	CHF	98,020	80,200	80,424	—	(224)

			$32,013,694	$32,157,613	$184,245	$(328,164)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	19

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Currency swap agreements outstanding as of June 30, 2006:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	06/30/2009	$531	19.3%	3 Month LIBOR	$28,368
Merrill Lynch Capital Services	06/12/2011	350	16.7%	3 Month LIBOR	(4,778)

					$23,590

(a)	The Fund pays a floating rate and receives a fixed rate.

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30,2006 was as follows:

Foreign Government Obligations	70.8%
U.S. Government Obligations	14.8
Mutual Fund	5.2
Banking	2.3
Non Captive Finance	1.9
Technology	1.4
Collateralized Mortgage-Backed Securities	1.3
Chemicals	0.9
Pipelines & Others	0.8
Healthcare & Pharmaceutical	0.7
Media & Entertainment	0.7
Electric	0.5
Insurance	0.5
Metals	0.5
Retail	0.4
Lodging	0.3
Telecommunications	0.3
Brokerage	0.2
Capital Goods	0.2
Energy--Other	0.2
Food	0.2
Gaming	0.2
Paper	0.2
Tobacco	0.1

104.6
Other liabilities in excess of other assets	(4.6)

100%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $145,221,736)	$145,473,342
Affiliated investments (cost $7,617,784)	7,617,784
Cash	679,741
Dividends and interest receivable	2,148,454
Receivable for investments sold	2,000,601
Unrealized appreciation on forward foreign currency contracts	935,216
Unrealized appreciation on currency swaps	28,368
Receivable for Fund shares sold	3,934
Prepaid expenses	774

Total assets	158,888,214

Liabilities
Payable for investments purchased	9,927,003
Unrealized depreciation on forward foreign currency contracts	1,046,372
Payable for Fund shares reacquired	855,956
Payable to custodian	212,792
Accrued expenses	210,518
Due to broker—variation margin	87,741
Management fee payable	79,389
Transfer agent fee payable	56,047
Distribution fee payable	33,583
Unrealized depreciation on currency swaps	4,778
Deferred directors’ fees	1,627
Outstanding options written (premiums received $15,353)	181

Total liabilities	12,515,987

Net Assets	$146,372,227

Net assets were comprised of:
Common stock, at par	$227,722
Paid-in capital in excess of par	171,923,405

172,151,127
Accumulated net investment loss	(5,786,882)
Accumulated net realized loss on investment and foreign currency transactions	(20,223,128)
Net unrealized appreciation on investments and foreign currencies	231,110

Net assets, June 30, 2006	$146,372,227

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($137,521,599 ÷ 21,396,289 shares of common stock issued and outstanding)	$6.43
Maximum sales charge (4.50% of offering price)	.30

Maximum offering price to public	$6.73

Class B
Net asset value, offering price and redemption price per share ($4,627,420 ÷ 719,555 shares of common stock issued and outstanding)	$6.43

Class C
Net asset value, offering price and redemption price per share ($1,584,591 ÷ 246,876 shares of common stock issued and outstanding)	$6.42

Class Z
Net asset value, offering price and redemption price per share ($2,638,617 ÷ 409,444 shares of common stock issued and outstanding)	$6.44

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	23

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Interest (net of foreign withholding taxes of $19,939)	$2,865,947
Affiliated dividend income	204,132

Total income	3,070,079

Expenses
Management fee	503,499
Distribution fee—Class A	180,344
Distribution fee—Class B	25,668
Distribution fee—Class C	6,254
Transfer agent’s fee and expenses (including affiliated expense of $158,600)	206,000
Custodian’s fees and expenses	78,000
Reports to shareholders	49,000
Registration fees	24,000
Legal fees and expenses	23,000
Audit fee	13,000
Directors’ fees	7,000
Insurance	6,000
Miscellaneous	18,277

Total expenses	1,140,042
Less: expense subsidy (Note 2)	(70,524)

Net expenses	1,069,518

Net investment income	2,000,561

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,655,274)
Foreign currency transactions	196,850
Financial futures contracts transactions	341,414
Swap transactions	(3,781)

(1,120,791)

Net change in unrealized appreciation (depreciation) on:
Investments	(340,859)
Foreign currencies	26,084
Financial futures contracts	122,488
Written options	3,263
Swaps	(39,191)

(228,215)

Net loss on investments	(1,349,006)

Net Increase In Net Assets Resulting From Operations	$651,555

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Decrease In Net Assets
Operations:
Net investment income	$2,000,561	$4,159,952
Net realized loss on investment and foreign currency transactions	(1,120,791)	(3,285,499)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(228,215)	(16,384,806)

Net increase (decrease) in net assets resulting from operations	651,555	(15,510,353)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,309,645)	(9,707,101)
Class B	(60,985)	(353,619)
Class C	(24,600)	(69,681)
Class Z	(59,478)	(287,376)

	(2,454,708)	(10,417,777)

Tax Return of Capital Distributions:
Class A	—	(1,562,180)
Class B	—	(57,949)
Class C	—	(11,419)
Class Z	—	(47,093)

	—	(1,678,641)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,295,292	7,345,855
Net asset value of shares issued in reinvestment of dividends	1,434,976	7,709,881
Cost of shares reacquired	(19,043,533)	(29,257,250)

Net decrease in net assets from Fund share transactions	(14,313,265)	(14,201,514)

Total decrease	(16,116,418)	(41,808,285)

Net Assets:
Beginning of period	162,488,645	204,296,930

End of period	$146,372,227	$162,488,645

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. Government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on

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such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2006, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Dryden Global Total Return Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

Dryden Global Total Return Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. The Fund’s swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are

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calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of

Dryden Global Total Return Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65 of 1% of the Fund’s average daily net assets up to $1 billion and .60 of 1% of such assets in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended June 30, 2006.

PI has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions) to 1.35%, 2.10%, 1.85%, and 1.10% of the average daily net assets, which amounted to $70,524, of the Class A, B, C, and Z shares, respectively.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and ..75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received approximately $9,400 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2006, it received approximately 4,900 and 3,400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

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PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as a broker/dealer. For the six months ended June 30, 2006 the Fund incurred approximately $37,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended June 30, 2006, aggregated $170,950,622 and $179,295,456, respectively.

Dryden Global Total Return Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in options written during the six months ended June 30, 2006, were as follows:

	Contracts	Premiums Received
Options outstanding at December 31, 2005	29	$15,353
Options written	—	—
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2006	29	$15,353

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$153,314,422	$4,058,228	$4,281,524	$(223,296)

The differences between book and tax basis are primarily attributable to deferred losses on wash sales, amortization of premiums and other book to tax differences.

For federal income tax purposes, the Fund had a capital loss carryforwards as of December 31, 2005, of approximately $16,692,000, of which $5,619,000 expires in 2008, $3,491,000 expires in 2009 and $7,582,000 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund elected to treat post-October foreign currency and capital losses of approximately $1,059,000 and $740,000, respectively, incurred in the two month period ended December 31, 2005 as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including

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investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	217,944	$1,436,120
Shares issued in reinvestment of distributions	203,910	1,302,686
Shares reacquired	(2,351,243)	(15,339,555)

Net increase (decrease) in shares outstanding before conversion	(1,929,389)	(12,600,749)
Shares issued upon conversion from Class B	65,979	426,809

Net increase (decrease) in shares outstanding	(1,863,410)	$(12,173,940)

Year ended December 31, 2005:
Shares sold	629,108	$4,398,289
Shares issued in reinvestment of dividends and distributions	1,007,680	6,944,130
Shares reacquired	(3,626,002)	(24,806,467)

Net increase (decrease) in shares outstanding before conversion	(1,989,214)	(13,464,048)
Shares issued upon conversion from Class B	112,733	780,811

Net increase (decrease) in shares outstanding	(1,876,481)	$(12,683,237)

Dryden Global Total Return Fund, Inc.	35

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended June 30, 2006:
Shares sold	37,478	$245,235
Shares issued in reinvestment of dividends	8,459	54,080
Shares reacquired	(107,016)	(697,458)

Net increase (decrease) in shares outstanding before conversion	(61,079)	(398,143)
Shares reacquired upon conversion into Class A	(65,979)	(426,809)

Net increase (decrease) in shares outstanding	(127,058)	$(824,952)

Year ended December 31, 2005:
Shares sold	137,758	$969,515
Shares issued in reinvestment of dividends and distributions	53,278	367,940
Shares reacquired	(257,572)	(1,764,839)

Net increase (decrease) in shares outstanding before conversion	(66,536)	(427,384)
Shares reacquired upon conversion into Class A	(112,683)	(780,811)

Net increase (decrease) in shares outstanding	(179,219)	$(1,208,195)

Class C
Six months ended June 30, 2006:
Shares sold	157,247	$1,028,681
Shares issued in reinvestment of dividends	3,068	19,586
Shares reacquired	(92,087)	(599,598)

Net increase (decrease) in shares outstanding	68,228	$448,669

Year ended December 31, 2005:
Shares sold	94,344	$644,946
Shares issued in reinvestment of dividends and distributions	9,504	65,385
Shares reacquired	(115,052)	(784,027)

Net increase (decrease) in shares outstanding	(11,204)	$(73,696)

Class Z
Six months ended June 30, 2006:
Shares sold	89,478	$585,256
Shares issued in reinvestment of dividends	9,142	58,624
Shares reacquired	(365,803)	(2,406,922)

Net increase (decrease) in shares outstanding	(267,183)	$(1,763,042)

Year ended December 31, 2005:
Shares sold	190,022	$1,333,105
Shares issued in reinvestment of dividends and distributions	48,222	332,426
Shares reacquired	(273,998)	(1,901,917)

Net increase (decrease) in shares outstanding	(35,754)	$(236,386)

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Financial Highlights

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.51

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.05)

Total from investment operations	.03

Less Distributions
Dividends from net investment income	(.11)
Tax return of capital distributions	—

Total distributions	(.11)

Net asset value, end of period	$6.43

Total Return(b):	.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$137,522
Average net assets (000)	$145,471
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.36	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(d)(e)
Net investment income	2.61	%(d)(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	113	%(f)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004, and 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, and 1.45%, 1.20% and 2.52%, respectively, for the six months ended June 30, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2005(a)		2004(a)		2003(a)	2002	2001(a)

$7.55		$7.51		$7.17	$6.80	$7.10

.16		.12		.11	.26	.32
(.74)		.53		.82	.41	(.33)

(.58)		.65		.93	.67	(.01)

(.40)		(.61)		(.59)	(.30)	(.24)
(.06)		—		—	—	(.05)

(.46)		(.61)		(.59)	(.30)	(.29)

$6.51		$7.55		$7.51	$7.17	$6.80

(7.94)%		9.42%		13.44%	10.13%	(.15)%

$151,399		$189,719		$198,688	$210,353	$223,683
$169,867		$185,333		$206,127	$212,828	$226,129

1.35	%(d)	1.35	%(d)	1.43%	1.46%	1.52%
1.10	%(d)	1.10	%(d)	1.18%	1.21%	1.27%
2.30	%(d)	1.74	%(d)	1.52%	3.78%	4.50%

307%		312%		251%	252%	237%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.51

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)

Total from investment operations	—

Less distributions
Dividends from net investment income	(.08)
Tax return of capital distributions	—

Total distributions	(.08)

Net asset value, end of period	$6.43

Total Return(b):	.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,627
Average net assets (000)	$5,176
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.11	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(c)(d)
Net investment income	1.85	%(c)(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004, and 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, and 2.20%, 1.20% and 1.76%, respectively, for the six months ended June 30, 2006.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2005(a)		2004(a)		2003(a)	2002	2001(a)

$7.56		$7.53		$7.18	$6.81	$7.10

.11		.07		.05	.21	.28
(.74)		.52		.84	.41	(.31)

(.63)		.59		.89	.62	(.03)

(.36)		(.56)		(.54)	(.25)	(.21)
(.06)		—		—	—	(.05)

(.42)		(.56)		(.54)	(.25)	(.26)

$6.51		$7.56		$7.53	$7.18	$6.81

(8.60)%		8.44%		12.72%	9.28%	(.49)%

$5,513		$7,759		$8,602	$7,480	$7,241
$6,792		$7,854		$8,172	$7,461	$7,120

2.10	%(c)	2.10	%(c)	2.18%	2.21%	2.02%
1.10	%(c)	1.10	%(c)	1.18%	1.21%	1.27%
1.54	%(c)	.99	%(c)	.77%	3.02%	4.01%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.50

Income from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)

Total from investment operations	.01

Less Distributions
Dividends from net investment income	(.09)
Tax return of capital distributions	—

Total distributions	(.09)

Net asset value, end of period	$6.42

Total Return(b):	.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,585
Average net assets (000)	$1,682
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.86	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(d)(e)
Net investment income	2.15	%(d)(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004, and 1.92%, 1.17%, and 1.73%, respectively, for the year ended December 31, 2005, and 1.95%, 1.20% and 2.06%, respectively, for the six months ended June 30, 2006.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2005(a)		2004(a)		2003(a)	2002	2001(a)

$7.55		$7.51		$7.17	$6.81	$7.10

.13		.08		.07	.22	.28
(.75)		.54		.83	.40	(.31)

(.62)		.62		.90	.62	(.03)

(.37)		(.58)		(.56)	(.26)	(.21)
(.06)		—		—	—	(.05)

(.43)		(.58)		(.56)	(.26)	(.26)

$6.50		$7.55		$7.51	$7.17	$6.81

(8.43)%		8.87%		12.88%	9.37%	(.49)%

$1,161		$1,433		$904	$666	$719
$1,311		$1,049		$815	$741	$564

1.85	%(d)	1.85	%(d)	1.93%	1.96%	2.02%
1.10	%(d)	1.10	%(d)	1.18%	1.21%	1.27%
1.80	%(d)	1.09	%(d)	1.01%	3.28%	3.97%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	43

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.53

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.07)

Total from investment operations	.02

Less distributions
Dividends from net investment income	(.11)
Tax return of capital distributions	—

Total distributions	(.11)

Net asset value, end of period	$6.44

Total Return(b):	.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,639
Average net assets (000)	$3,878
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(c)(d)
Net investment income	2.84	%(c)(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004, and 1.17%, 1.17%, and 2.48%, respectively, for the year ended December 31, 2005, and 1.20%, 1.20% and 2.75%, respectively, for the six months ended June 30, 2006.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2005(a)		2004(a)		2003(a)	2002	2001(a)

$7.56		$7.52		$7.18	$6.81	$7.10

.18		.14		.13	.27	.35
(.74)		.53		.82	.42	(.33)

(.56)		.67		.95	.69	.02

(.41)		(.63)		(.61)	(.32)	(.25)
(.06)		—		—	—	(.06)

(.47)		(.63)		(.61)	(.32)	(.31)

$6.53		$7.56		$7.52	$7.18	$6.81

(7.62)%		9.68%		13.71%	10.37%	.10%

$4,415		$5,386		$4,938	$4,897	$6,179
$4,901		$4,953		$4,935	$5,334	$9,591

1.10	%(c)	1.10	%(c)	1.18%	1.21%	1.27%
1.10	%(c)	1.10	%(c)	1.18%	1.21%	1.27%
2.55	%(c)	1.95	%(c)	1.77%	4.07%	4.84%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	45

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Global Total Return Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisor for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Global Total Return Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile during the first quarter of 2006 and performance that was in the fourth quartile over one-year, three-year and five-year periods ending December 31, in relation to the group of comparable funds in a Peer Universe. The Board noted that, although the Fund underperformed against the Peer Group during these time periods, the Fund had outperformed against its benchmark index over one-year and three-year periods. The Board further noted that the Fund’s underperformance against the Peer

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Group was strongly influenced by the strength of the U.S. dollar, because the mutual funds comprising the Peer Group consisted of both hedged and unhedged strategies.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee of 0.637% (which reflects any subsidies, expense caps or waivers) ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing expense reimbursement, and also accepted PI’s recommendation to continue the existing contractual cap on Fund expenses (exclusive of 12b-1 fees and certain other fees) of 1.10%. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of

Dryden Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Global Total Return Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

MF169E2    IFS-A122469    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.